SECURED PROMISSORY NOTE - St. George Secured Convertible Notes - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Secured Promissory Note [Line Items]
Payments of financing costs			$ 7,500
Measurement period after conversion date		5 days
Convertible Debt
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding				$ 4,956,745	$ 330,000
Accrued interest expense, noncurrent				1,223,611
Convertible Debt | St George Secured Convertible Notes
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding				1,315,000
Accrued interest expense, noncurrent				$ 252,751
Debt Instrument Face Amount Sold and Issued			845,000
Net proceeds			700,000
Unamortized discount			140,000
Payments of financing costs			$ 5,000
Debt conversion, average lowest closing price	60.00%
Measurement period after conversion date	10 days
Ownership Of Outstanding Stock Percentage	9.99%